Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	Ads-Tec Energy Public Ltd Co
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (this “Post-Effective Amendment No. 2”) to the Registration Statement on Form F-1 (File No. 333-262281) (as amended, the “F-1 Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on February 2, 2022, is being filed to (i) include information in our annual report on Form 20-F for the fiscal year ended December 31, 2022 and (ii) convert the F-1 Registration Statement into a registration Statement on Form F-3. On May 17, 2022, the Company filed a Post-Effective Amendment No. 1 to the F-1 Registration Statement, which was subsequently declared effective by the SEC on May 20, 2022.This registration statement will act as Post-Effective Amendment No. 2 to the F-1 Registration Statement containing an updated prospectus related to the registration of the resale of (i) 43,937,083 ordinary shares, nominal value $0.0001 per share (“Ordinary Shares”), (ii) 11,662,486 Ordinary Shares issuable upon the exercise of warrants (the “Warrants”), and (iii) 11,662,486 Warrants.The information including in this filing amends the F-1 Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the F-1 Registration Statement on January 21, 2022.
Entity Central Index Key	0001879248
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false